COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 13 - COMMITMENTS AND CONTINGENCIES

On September 30, 2016, the Company entered a cell line sales agreement with the product manufacturer. Under the terms of the agreement the Company is obligated to make future payments based on the milestones of its achievements. These future payments may be as followed;

1.	$100,000 upon the initiation (first dose/first patient) of the first Phase I clinical trial (or equivalent) of a Product;
2.	$225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a Product
3.	$225,000 payable upon the first Biologics License Application approval (or equivalent) of a product.
4.	Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000;
5.	A contingent sales fee upon first commercial sale of a product of 1% of sales or $150,000 whichever is greater payable quarterly.

As of September 30, 2020 $178,000 was due for the annual maintenance fee plus interest.

On March 9, 2020, the Board of Directors of the Company adapted an expense bonus program. Under the program, if an acquisition, merger or change in control is affected, 10% of the value of the transaction will be allocated to pay the expenses of the transaction including but not limited to legal, accounting, transfer fees and other miscellaneous expense. The balance of the fund after expenses will be allocation 20% to directors and 80% to officers and employees of the Company as allocated by the Chief Executive Officer and approved by the Board of Directors.

On June 30, 2016, the Company entered into a cell line sales agreement with the product manufacture. Under the terms of the agreement the company is obligated to make future payments based on the milestones of its achievements. These future payments may be as followed;

1.	$100,000 upon the initiation (first dose/first patient) of the first Phase I clinical trial (or equivalent) of a product.
2.	$225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a product
3.	$225,000 payable upon the first BLA approval (or equivalent) of a product.
4.	Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000.
5.	A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.

As of March 31, 2020 the Company accrued $100,000 of maintenance fees plus interest of $28,000 for a total of $128,000.

On March 9, 2020 the Company by action of the Board of Directors, adopted an Expense Bonus Agreement whereby, at the sale of the Company, ten percent of the sale price will be allocated to direct expenses of the transaction with any unused balance being allocated at 80% to officers and employees and 20% to directors.